March 1, 2000

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR

FUND                                                   DATED
Pioneer II                                  January 28, 2000 (as supplemented February 8, 2000)
Pioneer Mid-Cap Fund                        January 28, 2000 (as supplemented February 8, 2000)
Pioneer Strategic Income Fund               January 28, 2000 (as supplemented February 8, 2000)
Pioneer High Yield Fund                     February 25, 2000
Pioneer Europe Fund                         February 28, 2000
Pioneer Indo-Asia Fund                      February 28, 2000
Pioneer Capital Growth Fund                 February 28, 2000
Pioneer Equity-Income Fund                  February 28, 2000
Pioneer Small Company Fund                  February 28, 2000
Pioneer Limited Maturity Bond Fund          March 30, 1999 (as revised September 17, 1999 and
                                            supplemented February 8, 2000)
Pioneer Emerging Markets Fund               March 30, 1999 (as supplemented June 3, 1999 and
                                            February 8, 2000)
Pioneer International Growth Fund           March 30, 1999 (as supplemented June 3, 1999 and
                                            February 8, 2000)
Pioneer Micro-Cap Fund                      March 30, 1999 (as revised August 27, 1999 and
                                            supplemented February 8, 2000)
Pioneer Fund                                May 3, 1999 (as supplemented June 3, 1999 and
                                            February 8, 2000)
Pioneer America Income Trust                May 3, 1999 (as supplemented June 3, 1999, June 9,
                                            1999 and February 8, 2000)
Pioneer Real Estate Shares                  May 3, 1999 (as supplemented June 3, 1999 and
                                            February 8, 2000)
Pioneer Balanced Fund                       May 3, 1999 (as supplemented June 3, 1999 and
                                            February 8, 2000)
Pioneer Tax-Free Income Fund                May 3, 1999 (as supplemented June 3, 1999 and
                                            February 8, 2000)
Pioneer World Equity Fund                   July 29, 1999 (as supplemented February 8, 2000)
Pioneer Growth Shares                       October 11, 1999 (as supplemented February 8, 2000)
Pioneer Bond Fund                           October 28, 1999 (as supplemented February 8, 2000)
Pioneer Tax-Managed Fund                    November 18, 1999 (as supplemented February 8,
                                            2000)

The following supplements the corresponding section of the statement of additional information.

SALES CHARGES - CLASS A SHARE SALES CHARGES

PFD will reallow to participating broker/dealers the entire sales charge for all sales of Class A shares of the above listed Pioneer mutual funds for orders placed from March 1, 2000 through June 30, 2000.